Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Stock-Based Compensation
Summary of option activity
	Shares Under Option	Weighted Average Exercise Price
Options outstanding at December 31, 2011	1,261,000	$3.73
Granted	15,000	1.00
Exercised	—	—
Cancelled	(90,000)	4.23
Options outstanding at September 29, 2012	1,186,000	$3.66

Schedule of assumptions used in the Black-Scholes option-pricing model

September 29, 2012
Risk free interest rate	0.92%
Dividend yield	0%
Expected volatility	57%
Expected term	6.25 years
Weighted average grant date fair value	$0.54

	December 31,
	2011	2010	2009
Risk free interest rate	1.24% - 2.63%	2.45 - 2.82%	1.75 - 2.80%
Dividend yield	0%	0%	0%
Expected volatility	53%	50%	48%
Expected term	5.75 - 6.25 years	5.75 - 6.25 years	6.25 years
Weighted average grant date fair value	$1.76	$3.56	$2.91

Schedule of stock-based compensation expense recorded in statements of comprehensive income

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Cost of sales	$12	$12	$41	$33
Research and development	42	28	108	72
Selling, general and administrative	91	83	308	205
Total stock-based compensation	$145	$123	$457	$310

	December 31,
	2011	2010	2009
Cost of sales	$46	$12	$—
Research and development	153	520	390
Sales, general and administrative	293	93	47

Total stock-based compensation	$492	$625	$437